Commitments and Contingencies (Details) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 12, 2024	Jan. 18, 2022	Dec. 17, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2024	Sep. 05, 2024
Commitments and Contingencies [Line Items]
Transaction fee percentage	5.00%
Gross proceeds	$ 3,000,000
deferred underwriting commissions amount						$ (6,557,250)
Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
deferred underwriting commissions price					0.35
deferred underwriting commissions amount					$ 7,875,000
Settlement and Release Agreement [Member]
Commitments and Contingencies [Line Items]
Payable to related party								$ 1,300,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Business combination amount							$ 3,000,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Business combination amount							$ 500,000
Over-Allotment Option [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriter day option			45 days
Additional Units (in Shares)			3,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Sale of an additional units (in Shares)		2,500,000
Offering price (in Dollars per share)		$ 10
Gross proceeds		$ 25,000,000	$ 200,000,000
Aggregate amount			4,500,000	$ 4,500,000
deferred underwriting commissions amount			7,875,000	$ 7,875,000
IPO [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
cash underwriting discount price			0.2
Aggregate amount			$ 4,500,000